Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]
Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows at December 31, 2015:

2016	$1,283,793
2017	1,175,793
2018	485,065
Total	$2,944,651